Significant Acquisitions - U.S. East Coast Business - Revenue and Earnings (Table) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Property Plant And Equipment [Line Items]
Total revenues	$ 6,661,801	$ 6,334,729	$ 7,258,960
Net income	17,590	27,063	20,077
Earnings per share	$ 0.37	$ 0.58	$ 0.44
Aegean Bunkering USA
Property Plant And Equipment [Line Items]
Total revenues				29,347
Net income				$ 468
Earnings per share				$ 0.01